Film and Television Costs and Advances - Additional Information (Detail) $ in Millions	12 Months Ended
Sep. 29, 2018 USD ($)
Disclosure Film And Television Costs [Abstract]
Percentage of unamortized film and television costs for released productions expected to be amortized during the next three years	78.00%
The period required to reach an amortization level of 84 percent for unamortized film costs that is expected to be amortize within three years from the date of the balance sheet	By the end of fiscal 2022, we will have reached on a cumulative basis over 80% amortization of the September 29, 2018 balance of unamortized film and television costs.
Accrued participation and residual liabilities to be paid in fiscal year 2019	$ 1,000
Expected amortization of capitalized film and television production costs during fiscal 2019	1,700
Unamortized Acquired Film And Television Libraries	$ 160
Weighted Average Remaining Amortization Period	13 years